Schedule of other income (Details)	6 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Oct. 31, 2024 SGD ($)
Other Income and Expenses [Abstract]
Interest income	$ 1	$ 1	$ 5,832
Government grants	16,114	20,968	30,889
Other	16,074	20,916	20,710
Total other income	$ 32,189	$ 41,885	$ 57,431